STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)															12 Months Ended
		Dec. 29, 2021	Dec. 17, 2021	Sep. 28, 2021	Sep. 16, 2021	Oct. 29, 2020	Oct. 26, 2020	Oct. 13, 2020	Oct. 07, 2020	Aug. 26, 2020	Aug. 24, 2020	Jul. 31, 2020	Jun. 23, 2020	May 19, 2020	Dec. 31, 2021	Dec. 31, 2020		Feb. 14, 2022	Feb. 02, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues												3,555,556	4,352,941
Shares issued, price per share												$ 0.45	$ 0.85
Total consideration												$ 1,600,000	$ 3,700,000		$ 2,279,190	$ 4,500,000
Proceeds from issuance of stock												1,390,000	$ 3,328,000
Reverse stock split						the Company effected a reverse stock split of its common stock, pursuant to which every FIVE (5) shares of common stock outstanding before the reverse split were converted into ONE (1) share of common stock after the reverse split	Affairs of the British Virgins Islands to effect a 5-for-1 reverse stock split (the “Reverse Split”) of our ordinary shares. As a result of the Reverse Split, every five (5) ordinary shares were automatically combined into one (1) ordinary share. In connection with the Reverse Split, our par value per share was increased from $0.001 to $0.005. The number of common stock outstanding has been changed accordingly	our board of directors approved a 5:1 reverse split of our ordinary shares, which began trading on a split adjusted basis on October 29, 2020. As a result of the reverse share split, each five (5) pre-split shares automatically combined into one (1) ordinary share without any action on the part of the holders, and the number of outstanding ordinary shares was be reduced from 32,022,685 to
Sale of Stock					$ 2,700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term				5 years
Volatility				99.91%
Risk-free interest rate				1.02%
Fair value of warrants				$ 3,312,887.04
Common Stock, Par Value	[1]														$ 0.005	$ 0.005
Exercise Price				$ 5.26
Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total consideration												$ 440,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term															5 years	5 years
Volatility															78.50%	104.20%
Fair value of warrants										$ 1,039,070					$ (497,759)
Common Stock, Shares Authorized															34,441,711	34,441,711
Common Stock, Par Value															$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized															60,437,031
Carrying Costs														$ 10,726,543	$ 2,650,000
Exercise Price												$ 0.60			$ 1.45
Exercise price of warrants or rights		$ 0.01			$ 0.01										$ 0.25
Freight App Inc [Member] | 2020 Bridge Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues									1,031,243
Debt instrument, face amount									$ 4,004,421
Freight App Inc [Member] | 2020 Bridge Notes [Member] | Purchaser [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues									257.5261
Shares issued, price per share									$ 1,000
Total consideration									$ 1,000
Debt instrument, face amount									$ 0
Freight App Inc [Member] | Nonvoting Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized															80,000
Common Stock, Par Value															$ 0.00001
Freight App Inc [Member] | Series Seed Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized															19,958	19,958
Preferred Stock, Par Value															$ 0.00001	$ 0.00001
Conversion Price															$ 20.7626
Freight App Inc [Member] | Series A1-A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues												605,777.5
Preferred Stock, Shares Authorized															7,991,078
Preferred Stock, Par Value															$ 0.00001
Conversion Price															$ 1.20
Debt Conversion														7,152,551
Freight App Inc [Member] | Series A1-B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized															3,167,474
Preferred Stock, Par Value															$ 0.00001
Conversion Price															$ 1.50
Debt Conversion														2,977,544
Freight App Inc [Member] | Series A2 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues												126,722.5
Preferred Stock, Shares Authorized															2,258,521
Preferred Stock, Par Value														$ 0.00001	$ 0.00001
Debt Conversion														1,225,153
Freight App Inc [Member] | Series A3 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants or rights shares		2,376,439			1,891,928
Fair value of warrants		$ 1,758,565			$ 1,703,782
Preferred Stock, Shares Authorized															46,000,000
Preferred Stock, Par Value															$ 0.00001
Conversion Price															$ 4.23
Exercise price of warrants or rights		$ 1.125			$ 1.125
Freight App Inc [Member] | Series A4 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized															1,000,000
Preferred Stock, Par Value															$ 0.00001
Conversion Price															$ 2.25
Freight App Inc [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total consideration			$ 191,466
Warrants or rights shares			765,862							765,862						765,862
Preferred Stock, Shares Authorized															30,050,652	30,050,652
Preferred Stock, Par Value															$ 0.00001	$ 0.00001
Conversion Price															$ 1.80
Exercise price of warrants or rights			$ 0.25							$ 0.25						$ 0.25
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues															1,129,751	1,983,309	[2]
Total consideration															$ 5,648	$ 6,353
Common Stock [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized															68,437,031
Common Stock, Par Value															$ 0.00001
Preferred Stock [Member] | Series Seed Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total consideration
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total consideration
Preferred Stock [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized															60,437,031
Preferred Stock, Par Value															$ 0.00001
Series A2 Preferred Stock [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues											75,000
Total consideration											$ 0
Voting Common Shares [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues										60,000
Total consideration										$ 15,000
Voting Common Shares One [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues										29,332
Total consideration										$ 7,333
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants or rights shares																		650,000
Subsequent Event [Member] | Freight App Inc [Member] | Nonvoting Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																			80,000
Subsequent Event [Member] | Common Stock [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																			68,437,031
Subsequent Event [Member] | Preferred Stock [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized																			60,437,031
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Equity					$ 2,600,000
Proceeds from Other Equity					1,500,000
Securities Purchase Agreement [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock		$ 3,391,452			2,700,000
Securities Purchase Agreement [Member] | ATW Opportunities Master Fund LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock					$ 2,700,000
Sale of Stock, Number of Shares Issued in Transaction					630,000
Sale of Stock, Price Per Share					$ 0.005
Warrants or rights shares					650,000

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.
[2]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.